Loans receivable, net of credit impairment losses	12 Months Ended
Dec. 31, 2018
Loans Receivable Net Of Credit Impairment Losses
15. Loans receivable, net of credit impairment losses

The total loans receivable are comprised of the following:

	As at December 31,
	2017	2018
	RMB’000	RMB’000

Loans receivable at amortized cost	818,114	823,770
Accrued interest	-	153,181
Gross loans receivable	818,114	976,951
Less: Credit impairment losses	(26,724)	(397,297)
Loans receivable, net of credit impairment losses	791,390	579,654

The following table provides the changes in credit impairment losses between the beginning and the end of the annual period:

	As at December 31,
	2017	2018
	RMB’000	RMB’000

Credit impairment losses as at January 1	21,733	26,724
Changes on initial application of IFRS 9	-	304,238
Charge to statement of profit	4,991	67,574
Write-off	-	(1,239)
Credit impairment losses as at December 31	26,724	397,297

The write-off of loans with a total gross carrying amount of RMB1.2 million resulted in the reduction of credit impairment losses by the same amount.

The Group originates loans to customers located primarily in Wuhan City, Hubei Province. This geographic concentration of credit exposes the Group to a higher degree of risk associated with this economic region.